Inventories - Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Inventory [Line Items]
Inventories	$ 11,437	$ 10,948
Cost of inventories recognised as expense during period	91,469	67,804	$ 51,521
Gross Carrying Amount
Disclosure Of Inventory [Line Items]
Inventories	13,920	12,379
Accumulated Impairment
Disclosure Of Inventory [Line Items]
Inventories	$ (2,483)	$ (1,431)	$ (1,523)